Liquidity risk - Contractual Maturities of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	SFr 65.1	SFr 111.0
Current lease liabilities	46.9	24.4
Other financial liabilities	14.8	9.5
Other current financial liabilities	61.7	33.9
Non-current lease liabilities	216.4	153.3
Total other non-current financial liabilities at amortized cost	216.4	153.3
Due in less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	65.1	111.0
Current lease liabilities	11.7	5.8
Other financial liabilities	14.8	9.5
Other current financial liabilities	26.5	15.4
Non-current lease liabilities	0.0	0.0
Total other non-current financial liabilities at amortized cost	0.0	0.0
Due 4 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	35.2	18.5
Other financial liabilities	0.0	0.0
Other current financial liabilities	35.2	18.5
Non-current lease liabilities	0.0	0.0
Total other non-current financial liabilities at amortized cost	0.0	0.0
Due 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	135.1	73.6
Total other non-current financial liabilities at amortized cost	135.1	73.6
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	81.3	79.7
Total other non-current financial liabilities at amortized cost	SFr 81.3	SFr 79.7